Convertible Promissory Notes (Details)				6 Months Ended		12 Months Ended
	Jan. 21, 2026 USD ($)	Sep. 12, 2025 USD ($)	May 24, 2024 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Jan. 22, 2026 shares	Jan. 14, 2026 shares	Dec. 23, 2025 shares
Convertible Promissory Notes [Line Items]
Aggregate gross proceeds		$ 12,000,000
Marketing purposes				$ 3,500,000		$ 3,500,000
Working capital and general corporate				3,000,000		3,000,000
Repayment of indebtedness						6,500,000
Partial payment of consideration note				6,500,000		6,500,000
Paid to placement agent				755,238		$ 503,562		$ 3,838,650
Percentage of gross proceeds						2.50%	2.50%
Fees and expenses				50,000		$ 50,000	€ 200	15,591
Transaction costs				(70,000)		(350,000)
Common shares issued (in Shares) | shares									70	26,218
Interest expense						4,706
Fair value of notes						1,055,420
Gain on fair value of financial liabilities						766,013
Debt settlement (in Dollars)			$ 647,703	$ (120,623)	$ 21,575	$ 1,914,956		$ (219,719)
Pre-Consolidated Common Shares [Member]
Convertible Promissory Notes [Line Items]
Common shares issued (in Shares) | shares				421,360		9,189,611
Conversion of equity to debt | shares				372,446
Post-Consolidated Common Shares [Member]
Convertible Promissory Notes [Line Items]
Common shares issued (in Shares) | shares				93,645		408,427
Conversion of equity to debt | shares				82,765
Notes [Member]
Convertible Promissory Notes [Line Items]
Paid to placement agent				$ 300,000		$ 300,000
Bear interest				10.00%		10.00%
Transaction costs						$ 350,000
Convertible Promissory Notes [Member]
Convertible Promissory Notes [Line Items]
Aggregate gross proceeds				$ 12,000,000		12,000,000
Repayment of indebtedness				$ 7,000,000
Aggregate principal amount						10,737,400
Interest expense						9,957,773
Gain on fair value of financial liabilities						$ 984,807
September Note [Member]
Convertible Promissory Notes [Line Items]
Percentage of gross proceeds				2.50%
Transaction costs				$ 350,000
Common shares issued (in Shares) | shares											11,111
Interest expense				$ 165,821
September Note [Member] | Pre-Consolidated Common Shares [Member]
Convertible Promissory Notes [Line Items]
Conversion of equity to debt | shares				48,914
September Note [Member] | Post-Consolidated Common Shares [Member]
Convertible Promissory Notes [Line Items]
Conversion of equity to debt | shares				10,870
January Note [Member]
Convertible Promissory Notes [Line Items]
Aggregate gross proceeds	$ 7,000,000			$ 7,000,000
Marketing purposes				2,300,000
Working capital and general corporate				2,600,000
Repayment of indebtedness				2,100,000
Partial payment of consideration note				2,000,000
Paid to placement agent				$ 70,000
Percentage of gross proceeds				1.00%
Bear interest				10.00%
Transaction costs				$ 70,000